Document and Entity Information Document	Dec. 31, 2025	May 15, 2025
Cover Page [Abstract]
Amendment Flag		false
Title of 12(b) Security		Common Stock, $0.01 par value
Entity Incorporation, State or Country Code		MD
Entity File Number		1-12616
Document Type		8-K
Document Period End Date		May 13, 2025
Entity Registrant Name		SUN COMMUNITIES, INC
City Area Code		248
Local Phone Number		208-2500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Tax Identification Number		38-2730780
Entity Address, Address Line One		27777 Franklin Rd.
Entity Address, Address Line Two		Suite 300,
Entity Address, City or Town		Southfield,
Entity Address, State or Province		MI
Entity Address, Postal Zip Code		48034
Trading Symbol		SUI
Security Exchange Name		NYSE
Entity Central Index Key		0000912593
Current Fiscal Year End Date	--05-13